Accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Estimated Useful Lives of Property, Plant and Equipment	Depreciation on other assets is calculated using the straight-line method to allocate their cost less their residual values over their estimated useful lives as follows:

Buildings (freehold):	20–50 years

Buildings (leasehold):	over the period of the lease

Plant and equipment:	3–10 years